Net Loss Per Share Attributible to Ordinary Sharholders - Schedule of Ordinary Shares that were Excluded from the Computation of Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	44,842,077	12,411,165	11,762,378
Convertible bonds [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	11,542,497
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	23,796,082	3,112,080	3,112,080
Outstanding share options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	9,503,498	9,299,085	8,650,298